Accrued expenses and other (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Accrued expenses and other
Accrued expenses	$ 1,361	$ 372
Restructuring accrual	238	2,161
Payroll and related	21	60
Liability for employee rights upon retirement		262
Total	$ 1,620	$ 2,855